Citigroup Mortgage Loan Trust 2024-INV3 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Delinquency Summary

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	823	93.31%
Delinquency, No Missing Data	59	6.69%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	882	100.00%